Flight Equipment Held for Operating Leases (Tables)	12 Months Ended
Dec. 31, 2013
Flight Equipment Held for Operating Leases [Abstract]
Flight equipment held for operating leases

	December 31, 2013	December 31, 2012
(Dollars in thousands)
Cost...................................................................	$ 3,597,330	$ 3,047,274
Accumulated depreciation.....................................	(562,418)	(430,410)

Net flight equipment held for operating leases.................	$ 3,034,912	$ 2,616,864

Summary of net book value of flight equipment held for operating leases by geographic region

	December 31, 2013		December 31, 2012
	(Dollars in thousands)
Europe:
United Kingdom...................................................................................................	$ 347,627	11%	$ 365,411	14%
Turkey...................................................................................................................	191,527	6%	113,244	4%
Germany...............................................................................................................	152,894	5%	107,568	4%
Other.....................................................................................................................	459,243	15%	493,263	19%

Europe — Total...................................................................................................	1,151,291	37%	1,079,486	41%

Asia and South Pacific:
China.....................................................................................................................	353,868	12%	300,568	11%
India.....................................................................................................................	120,771	4%	146,659	6%
Other.....................................................................................................................	394,627	13%	265,911	10%

Asia and South Pacific — Total...............................................................................	869,266	29%	713,138	27%

North America:
United States.......................................................................................................	291,724	10%	266,603	10%
Other.....................................................................................................................	33,162	1%	34,650	2%

North America — Total.........................................................................................	324,886	11%	301,253	12%

Mexico, South and Central America:
Chile...................................................................................................	255,832	9%	—	—
Brazil.....................................................................................................................	98,393	3%	97,319	4%
Mexico.................................................................................................................	127,943	4%	169,710	6%

Mexico, South and Central America — Total.............................................................	482,168	16%	267,029	10%

Middle East and Africa — Total...............................................................................	189,682	6%	163,489	6%
Off-Lease — Total...............................................................................................	17,619	1%	92,469	4%

Total flight equipment held for operating leases, net.....................................................	$ 3,034,912	100%	$ 2,616,864	100%

Summary of distribution of operating lease revenue by geographic region

	Year ended December 31, 2013		Year ended December 31, 2012		Year ended December 31, 2011
	(Dollars in thousands)
Europe:
United Kingdom.................................................................................	$ 48,507	13%	$ 45,916	12%	$ 19,444	8%
Turkey...............................................................................................	14,703	4%	12,319	3%	5,874	3%
Germany.............................................................................................	19,882	6%	28,746	8%	15,560	7%
Other.................................................................................................	69,480	20%	83,347	22%	68,513	29%

Europe — Total.................................................................................	152,572	43%	170,328	45%	109,391	47%

Asia and South Pacific:
China.................................................................................................	41,332	12%	36,918	10%	13,620	6%
India...................................................................................................	21,894	6%	39,312	10%	22,341	10%
Other.................................................................................................	32,841	9%	34,506	10%	11,288	4%

Asia and South Pacific — Total...........................................................	96,067	27%	110,736	30%	47,249	20%

North America:
United States.....................................................................................	40,482	11%	41,311	11%	39,088	17%
Other.................................................................................................	3,891	1%	3,891	1%	3,891	2%

North America — Total.......................................................................	44,373	12%	45,202	12%	42,979	19%

Mexico, South and Central America:
Chile...................................................................................................	10,055	3%	—	—	—	—
Brazil.................................................................................................	19,038	5%	12,630	3%	1,687	1%
Mexico...............................................................................................	18,996	5%	18,843	5%	16,276	7%

Mexico, South and Central America — Total...........................................	48,089	13%	31,473	8%	17,963	8%

Middle East and Africa — Total...........................................................	18,308	5%	18,698	5%	13,134	6%

Total Operating Lease Revenue.............................................................	$ 359,409	100%	$ 376,437	100%	$ 230,716	100%

Schedule of contracted future minimum rental payments due under non-cancellable operating leases

Year ending December 31,	(Dollars in thousands)
2014.........................................................................................................	$ 344,216
2015.........................................................................................................	277,152
2016.........................................................................................................	198,864
2017.........................................................................................................	164,308
2018.........................................................................................................	107,460
Thereafter.................................................................................................	222,669

Future minimum rental payments under operating leases...................................	$ 1,314,669

Summary of lease incentive amortization

Year ending December 31,	(Dollars in thousands)
2014.........................................................................................................	$ 12,327
2015.........................................................................................................	11,004
2016.........................................................................................................	8,994
2017.........................................................................................................	7,174
2018.........................................................................................................	3,785
Thereafter.................................................................................................	2,811

Future amortization of lease incentives.............................................................	$ 46,095